Contents of Significant Accounts - Leases (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Lease By Lessee [Line Items]
Depreciation	$ 691,080	$ 701,948
Right-of-use assets	7,000,355	7,611,991	$ 228,620
Current	514,324	537,314	16,797
Noncurrent	4,878,863	5,199,781	$ 159,336
Total	5,393,187	5,737,095
Land [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	377,593	359,007
Right-of-use assets	5,318,986	5,714,166
Buildings [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	93,610	119,641
Right-of-use assets	156,483	124,420
Machinery and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	203,606	206,445
Right-of-use assets	1,506,824	1,748,244
Transportation equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	13,267	12,287
Right-of-use assets	16,356	21,485
Other property, plant and equipment [member]
Disclosure Of Lease By Lessee [Line Items]
Depreciation	3,004	4,568
Right-of-use assets	$ 1,706	$ 3,676